                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                                  Annual Report

                                December 31, 2000



                                    Contents

President's Letter............................................................1
Report of Independent Auditors................................................2
Financial Statements, Financial Highlights, and Schedule of Investments:
    Select Ten Plus Division - March..........................................3
    Select Ten Plus Division - June...........................................7
    Select Ten Plus Division - September.....................................11
    Select Ten Plus Division - December......................................15
Notes to Financial Statements................................................19



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

[INTEGRITY LIFE INSURANCE COMPANY LOGO]          515 West Market Street
                                                 Louisville, Kentucky 40202-3333

February 14, 2001

Dear Unit Holders:

Enclosed is the Separate Account Ten of Integrity Life Insurance Company annual report for the fiscal period ended December 31, 2000. The report includes details on the investment holdings of the March, June, September, and December Divisions of Separate Account Ten as of December 31, 2000, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy". Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President, Separate Account Ten of Integrity Life Insurance Company

                         Report of Independent Auditors

The Unit Holders and Board of Directors
Separate Account Ten of Integrity Life
     Insurance Company

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") (comprised of Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September and Select Ten Plus Division-December), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at December 31, 2000, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting the Separate Account at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                 /s/ ERNST & YOUNG LLP

Kansas City, Missouri
January 19, 2001

                       Select Ten Plus Division - March

                     Statement of Assets and Liabilities

                                                                             DECEMBER 31, 2000
                                                                           ----------------------
ASSETS
  Investments in securities, at value
  (cost $4,316,258) - See accompanying schedule                             $          4,394,418
  Cash                                                                                    21,821
  Due from investment advisor                                                              3,914
  Dividends receivable                                                                    13,073
                                                                           ----------------------
TOTAL ASSETS                                                                           4,433,226

LIABILITIES
  Accrued expenses                                                                        43,285
                                                                           ----------------------

NET ASSETS                                                                  $          4,389,941
                                                                           ======================

UNIT VALUE, offering and redemption price per unit                          $              10.33
                                                                           ======================

Units outstanding                                                                        424,796
                                                                           ======================

                           Statement of Operations

                                                                                 YEAR ENDED
                                                                             DECEMBER 31, 2000
                                                                           ----------------------
INVESTMENT INCOME - DIVIDENDS                                               $            149,239

EXPENSES
  Mortality and expense risk and administrative charges                                   64,043
  Investment advisory and management fees                                                 23,720
  Custody and accounting expenses                                                         20,339
  Professional fees                                                                        6,654
  Directors' fees and expenses                                                             8,319
  Printing and filing fees                                                                 4,385
  Other expenses                                                                           6,551
                                                                           ----------------------
    Total expenses before reimbursement                                                  134,011
    Less: expense reimbursement                                                          (29,644)
                                                                           ----------------------
    Net expenses                                                                         104,367
                                                                           ----------------------
Net investment income                                                                     44,872

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                                      (268,344)
  Net unrealized appreciation during
   the period on investments                                                              18,634
                                                                           ----------------------
Net realized and unrealized loss on investments                                         (249,710)
                                                                           ----------------------

Net decrease in net assets resulting from operations                        $           (204,838)
                                                                           ======================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - March

                     Statements of Changes in Net Assets

                                                                                             MARCH 31, 1999
                                                                                            (COMMENCEMENT OF
                                                                    YEAR ENDED             OPERATIONS) THROUGH
                                                                DECEMBER 31, 2000           DECEMBER 31, 1999
                                                              -----------------------    ------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                        $              44,872      $               24,254
  Net realized gain (loss) on investments                                   (268,344)                    147,764
  Net unrealized appreciation during
   the period on investments                                                  18,634                      59,526
                                                              -----------------------    ------------------------
    Net increase (decrease) in net assets
     resulting from operations                                              (204,838)                    231,544

Contract related transactions:
  Contributions from contract holders
   (119,903 and 798,422 units, respectively)                               1,110,586                   7,991,654
  Cost of units redeemed (359,488 and
   134,041 units, respectively)                                           (3,315,806)                 (1,423,199)
                                                              -----------------------    ------------------------
    Net increase (decrease) in net assets
     resulting from unit transactions                                     (2,205,220)                  6,568,455
                                                              -----------------------    ------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (2,410,058)                  6,799,999

NET ASSETS
Beginning of period                                                        6,799,999                           -
                                                              -----------------------    ------------------------

End of period                                                  $           4,389,941      $            6,799,999
                                                              =======================    ========================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - March

                             Financial Highlights

                                                                                                          MARCH 31, 1999
                                                                                                         (COMMENCEMENT OF
                                                                               YEAR ENDED               OPERATIONS) THROUGH
                                                                          DECEMBER 31, 2000 (a)          DECEMBER 31, 1999
                                                                       ---------------------------   -------------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                        $                  10.24      $               10.00
  Income from investment operations:
    Net investment income                                                                    0.13                       0.04
    Net realized and unrealized gain (loss) on investments                                  (0.04)                      0.20
                                                                       ---------------------------  -------------------------
    Total from investment operations                                                         0.09                       0.24
                                                                       ---------------------------  -------------------------
  Unit value, end of period                                              $                  10.33      $               10.24
                                                                       ===========================  =========================

TOTAL RETURN                                                                                0.97%                      2.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                 $                  4,390      $               6,800
Ratio of net investment income to average net assets                                        0.95%                      0.38%
Ratio of expenses to average net assets                                                     2.20%                      2.20%
Ratio of net investment income to average net assets
 before voluntary expense reimbursement                                                     0.32%                      0.18%
Ratio of expenses to average net assets
 before voluntary expense reimbursement                                                     2.83%                      2.40%
Portfolio turnover rate                                                                       37%                        22%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - March

                           Schedule of Investments

                              December 31, 2000

                                                                        NUMBER
                                                                       OF SHARES              VALUE
                                                                     --------------     -----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (19.5%)
  Du Pont (E.I.) de Nemours and Company                                      8,457       $       408,579
  International Paper Company                                               10,941               446,529
                                                                                        -----------------
                                                                                                 855,108
CAPITAL GOODS (24.6%)
  Caterpillar, Inc.                                                         11,119               526,068
  Minnesota Mining and Manufacturing Company                                 4,608               555,264
                                                                                        -----------------
                                                                                               1,081,332
COMMUNICATION SERVICES (9.4%)
  SBC Communications, Inc.                                                   8,679               414,422

CONSUMER CYCLICAL (13.2%)
  Eastman Kodak Company                                                      7,155               281,728
  General Motors Corporation                                                 5,829               296,915
                                                                                        -----------------
                                                                                                 578,643
CONSUMER STAPLE (13.1%)
  Philip Morris Companies, Inc.                                             13,114               577,016

ENERGY (9.6%)
  Exxon Mobil Corporation                                                    4,839               420,691

FINANCIAL (10.6%)
  J.P. Morgan & Company, Inc.                                                2,823               467,206
                                                                                        -----------------

TOTAL COMMON STOCKS (Cost $4,316,258)                                                          4,394,418
                                                                                        -----------------
TOTAL INVESTMENTS (100.0%)                                                               $     4,394,418
                                                                                        =================

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2000 aggregated $1,799,434 and $3,968,048, respectively. At December 31, 2000, net unrealized appreciation for tax purposes aggregated $78,160 of which $607,366 related to appreciated investments and $529,206 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - June

                     Statement of Assets and Liabilities

                                                                               DECEMBER 31, 2000
                                                                             ----------------------
ASSETS
  Investments in securities, at value
   (cost $4,099,052) - See accompanying schedule                              $          4,041,294
  Cash                                                                                      19,051
  Dividends receivable                                                                      12,240
  Due from investment advisor                                                                4,378
                                                                             ----------------------
TOTAL ASSETS                                                                             4,076,963

LIABILITIES
  Accrued expenses                                                                          52,401
                                                                             ----------------------

NET ASSETS                                                                    $          4,024,562
                                                                             ======================

UNIT VALUE, offering and redemption price per unit                            $              10.70
                                                                             ======================

Units outstanding                                                                          376,205
                                                                             ======================

                           Statement of Operations

                                                                                   YEAR ENDED
                                                                               DECEMBER 31, 2000
                                                                             ----------------------
INVESTMENT INCOME - DIVIDENDS                                                 $            131,667

EXPENSES
  Mortality and expense risk and administrative charges                                     56,558
  Investment advisory and management fees                                                   20,947
  Custody and accounting expenses                                                           20,339
  Professional fees                                                                          7,009
  Printing and filing fees                                                                   6,588
  Directors' fees and expenses                                                               6,266
  Other expenses                                                                             6,104
                                                                             ----------------------
    Total expenses before reimbursement                                                    123,811
    Less: expense reimbursement                                                            (31,643)
                                                                             ----------------------
    Net expenses                                                                            92,168
                                                                             ----------------------
Net investment income                                                                       39,499

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                                        (584,541)
  Net unrealized appreciation during
   the period on investments                                                               663,574
                                                                             ----------------------
Net realized and unrealized gain on investments                                             79,033
                                                                             ----------------------

Net increase in net assets resulting from operations                          $            118,532
                                                                             ======================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - June

                     Statements of Changes in Net Assets

                                                                 YEAR ENDED                   YEAR ENDED
                                                             DECEMBER 31, 2000            DECEMBER 31, 1999
                                                         -------------------------    ------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                   $                 39,499       $              25,679
  Net realized gain (loss) on investments                                 (584,541)                    109,186
  Net unrealized appreciation (depreciation)
   during the period on investments                                        663,574                    (800,095)
                                                          -------------------------    ------------------------
    Net increase (decrease) in net assets
     resulting from operations                                             118,532                    (665,230)

Contract related transactions:
  Contributions from contract holders
   (45,090 and 557,624 units, respectively)                                409,921                   6,304,246
  Cost of units redeemed
   (303,094 and 119,256 units, respectively)                            (2,934,865)                 (1,251,062)
                                                          -------------------------    ------------------------
    Net increase (decrease) in net assets
     resulting from unit transactions                                   (2,524,944)                  5,053,184
                                                          -------------------------    ------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (2,406,412)                  4,387,954

NET ASSETS
Beginning of period                                                      6,430,974                   2,043,020
                                                          -------------------------    ------------------------

End of period                                              $             4,024,562      $            6,430,974
                                                          =========================    ========================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - June

                             Financial Highlights

                                                                                                                 JUNE 30, 1998
                                                                                                                 (COMMENCEMENT
                                                                                                                OF OPERATIONS)
                                                                 YEAR ENDED                YEAR ENDED               THROUGH
                                                            DECEMBER 31, 2000 (a)      DECEMBER 31, 1999       DECEMBER 31, 1998
                                                          -------------------------  ----------------------  ----------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                          $                 10.14    $              10.43    $              10.00
  Income (loss) from investment operations:
    Net investment income                                                     0.14                    0.02                    0.03
    Net realized and unrealized gain
     (loss) on investments                                                    0.42                   (0.31)                   0.40
                                                          -------------------------  ----------------------  ----------------------
    Total from investment operations                                          0.56                   (0.29)                   0.43
                                                          -------------------------  ----------------------  ----------------------
Unit value, end of period                                  $                 10.70    $              10.14    $              10.43
                                                          =========================  ======================  ======================

TOTAL RETURN                                                                 5.50%                  (2.78%)                  4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $                 4,025    $              6,431    $              2,043
Ratio of net investment income to average net assets                         0.94%                   0.54%                   0.50%
Ratio of expenses to average net assets                                      2.20%                   2.20%                   2.20%
Ratio of net investment income (loss) to average net
 assets before voluntary expense reimbursement                               0.19%                  (0.08%)                 (1.50%)
Ratio of expenses to average net assets
 before voluntary expense reimbursement                                      2.95%                   2.82%                   4.20%
Portfolio turnover rate                                                        35%                     43%                      1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - June

                           Schedule of Investments

                              December 31, 2000

                                                                         NUMBER OF
                                                                           SHARES              VALUE
                                                                       --------------     ----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (21.1%)
  Du Pont (E.I.) de Nemours and Company                                        8,295       $      400,752
  International Paper Company                                                 11,128              454,162
                                                                                          ----------------
                                                                                                  854,914
CAPITAL GOODS (24.5%)
  Caterpillar, Inc.                                                           10,297              487,177
  Minnesota Mining and Manufacturing Company                                   4,179              503,569
                                                                                          ----------------
                                                                                                  990,746
COMMUNICATION SERVICES (4.8%)
  AT & T Corporation                                                          11,152              193,069

CONSUMER CYCLICAL (13.9%)
  Eastman Kodak Company                                                        6,052              238,297
  General Motors Corporation                                                   6,313              321,587
                                                                                          ----------------
                                                                                                  559,884
CONSUMER STAPLE (24.4%)
  Philip Morris Companies, Inc.                                               11,711              515,284
  Proctor & Gamble Co.                                                         6,002              470,782
                                                                                          ----------------
                                                                                                  986,066
FINANCIAL (11.3%)
  J.P. Morgan & Company, Inc.                                                  2,759              456,615
                                                                                          ----------------

TOTAL COMMON STOCKS (Cost $4,099,052)                                                           4,041,294
                                                                                          ----------------
TOTAL INVESTMENTS (100.0%)                                                                 $    4,041,294
                                                                                          ================

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2000 aggregated $1,520,166 and $3,999,312, respectively. At December 31, 2000, net unrealized depreciation for tax purposes aggregated $57,758 of which $586,789 related to appreciated investments and $644,547 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - September

                     Statement of Assets and Liabilities

                                                                           DECEMBER 31, 2000
                                                                         ----------------------
ASSETS
  Investments in securities, at value
   (cost $6,990,129) - See accompanying schedule                          $          6,935,170
  Cash                                                                                  19,783
  Due from investment advisor                                                            8,204
  Dividends receivable                                                                  17,800
                                                                         ----------------------
TOTAL ASSETS                                                                         6,980,957

LIABILITIES
  Accrued expenses                                                                     107,356
                                                                         ----------------------

NET ASSETS                                                                $          6,873,601
                                                                         ======================

UNIT VALUE, offering and redemption price per unit                        $              10.53
                                                                         ======================

Units outstanding                                                                      652,512
                                                                         ======================


                           Statement of Operations

                                                                               YEAR ENDED
                                                                           DECEMBER 31, 2000
                                                                         ----------------------
INVESTMENT INCOME - DIVIDENDS                                             $            251,500

EXPENSES
  Mortality and expense risk and administrative charges                                102,306
  Investment advisory and management fees                                               37,891
  Custody and accounting expenses                                                       20,339
  Professional fees                                                                     13,941
  Directors' fees and expenses                                                          12,466
  Printing and filing fees                                                              13,103
  Other expenses                                                                        12,144
                                                                         ----------------------
    Total expenses before reimbursement                                                212,190
    Less: expense reimbursement                                                        (45,468)
                                                                         ----------------------
    Net expenses                                                                       166,722
                                                                         ----------------------
Net investment income                                                                   84,778

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                                    (212,946)
  Net unrealized appreciation
   during the period on investments                                                    224,556
                                                                         ----------------------
Net realized and unrealized gain on investments                                         11,610
                                                                         ----------------------

Net increase in net assets resulting from operations                      $             96,388
                                                                         ======================

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - September

                     Statements of Changes in Net Assets

                                                                     YEAR ENDED                  YEAR ENDED
                                                                 DECEMBER 31, 2000           DECEMBER 31, 1999
                                                              -------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                        $                84,778      $              65,716
  Net realized gain (loss) on investments                                     (212,946)                   278,707
  Net unrealized appreciation (depreciation) during
   the period on investments                                                   224,556                   (547,581)
                                                              -------------------------    -----------------------
    Net increase (decrease) in net assets resulting
     from operations                                                            96,388                   (203,158)

Contract related transactions:
  Contributions from contract holders
   (19,753 and 427,004 units, respectively)                                    188,607                  4,567,272
  Cost of units redeemed (479,224 and
   387,975 units, respectively)                                             (4,657,948)                (4,129,946)
                                                              -------------------------    -----------------------
    Net increase (decrease) in net assets resulting
     from unit transactions                                                 (4,469,341)                   437,326
                                                              -------------------------    -----------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (4,372,953)                   234,168

NET ASSETS
Beginning of period                                                         11,246,554                 11,012,386
                                                              -------------------------    -----------------------

End of period                                                  $             6,873,601      $          11,246,554
                                                              =========================    =======================

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - September

                            Financial Highlights

                                                                                                              SEPTEMBER 30, 1998
                                                                                                                (COMMENCEMENT OF
                                                            YEAR ENDED                 YEAR ENDED             OPERATIONS) THROUGH
                                                      DECEMBER 31, 2000 (a)         DECEMBER 31, 1999          DECEMBER 31, 1998
                                                     ------------------------   -------------------------   ------------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                     $                10.11     $                 10.26     $                10.00
  Income (loss)  from investment operations:
    Net investment income                                               0.18                        0.05                       0.02
    Net realized and unrealized gain
     (loss) on investments                                              0.24                       (0.20)                      0.24
                                                     ------------------------   -------------------------   ------------------------
    Total from investment operations                                    0.42                       (0.15)                      0.26
                                                     ------------------------   -------------------------   ------------------------
Unit value, end of period                             $                10.53     $                 10.11     $                10.26
                                                     ========================   =========================   ========================

TOTAL RETURN                                                           4.15%                      (1.42%)                     2.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $                6,874     $                11,247     $               11,012
Ratio of net investment income to average net
 assets                                                                1.12%                       0.57%                      0.57%
Ratio of expenses to average net assets                                2.20%                       2.20%                      2.20%
Ratio of net investment income to average net
 assets before voluntary expense reimbursement                         0.52%                       0.29%                      0.28%
Ratio of expenses to average net assets before
 voluntary expense reimbursement                                       2.80%                       2.48%                      2.49%
Portfolio turnover rate                                                  28%                         50%                         1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - September

                           Schedule of Investments

                              December 31, 2000

                                                                          NUMBER OF
                                                                           SHARES             VALUE
                                                                       --------------     --------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (22.9%)
  Du Pont (E.I.) de Nemours and Company                                       15,229       $    735,751
  International Paper Company                                                 20,807            849,186
                                                                                          --------------
                                                                                              1,584,937
CAPITAL GOODS (24.4%)
  Caterpillar, Inc.                                                           18,248            863,358
  Minnesota Mining and Manufacturing Company                                   6,851            825,546
                                                                                          --------------
                                                                                              1,688,904
COMMUNICATION SERVICES (5.4%)
  AT&T Corporation                                                            21,726            376,131

CONSUMER CYCLICAL (15.8%)
  Eastman Kodak Company                                                       15,314            602,989
  General Motors Corporation                                                   9,710            494,594
                                                                                          --------------
                                                                                              1,097,583
CONSUMER STAPLE (22.4%)
  Philip Morris Companies, Inc.                                               19,334            850,696
  Proctor & Gamble Co.                                                         8,978            704,212
                                                                                          --------------
                                                                                              1,554,908
FINANCIAL (9.1%)
  J.P. Morgan & Company, Inc.                                                  3,823            632,707
                                                                                          --------------

TOTAL COMMON STOCKS (Cost $6,990,129)                                                         6,935,170
                                                                                          --------------
TOTAL INVESTMENTS (100.0%)                                                                 $  6,935,170
                                                                                          ==============

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2000 aggregated $2,213,973 and $6,552,765, respectively. At December 31, 2000, net unrealized depreciation for tax purposes aggregated $54,959 of which $1,011,082 related to appreciated investments and $1,066,041 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - December

                     Statement of Assets and Liabilities

                                                                              DECEMBER 31, 2000
                                                                            ----------------------
ASSETS
  Investments in securities, at value
   (cost $6,099,857) - See accompanying schedule                             $          6,144,832
  Cash                                                                                     85,911
  Due from investment advisor                                                               1,607
  Dividends receivable                                                                     19,687
  Receivable for investments sold                                                         569,357
                                                                            ----------------------
TOTAL ASSETS                                                                            6,821,394

LIABILITIES
  Payable for investments purchased                                                       632,023
  Accrued expenses                                                                         31,968
  Payable for fund shares purchased                                                         2,485
                                                                            ----------------------
TOTAL LIABILITIES                                                                         666,476
                                                                            ----------------------

NET ASSETS                                                                   $          6,154,918
                                                                            ======================

UNIT VALUE, offering and redemption price per unit                           $              10.52
                                                                            ======================

Units outstanding                                                                         585,170
                                                                            ======================

                           Statement of Operations

                                                                                  YEAR ENDED
                                                                              DECEMBER 31, 2000
                                                                            ----------------------
INVESTMENT INCOME - DIVIDENDS                                                $            224,442

EXPENSES
  Mortality and expense risk and administrative charges                                    97,472
  Investment advisory and management fees                                                  36,101
  Custody and accounting expenses                                                          20,339
  Professional fees                                                                         5,014
  Directors' fees and expenses                                                              6,266
  Printing and filing fees                                                                  3,305
  Other expenses                                                                            4,934
                                                                            ----------------------
    Total expenses before reimbursement                                                   173,431
    Less: expense reimbursement                                                           (14,910)
                                                                            ----------------------
    Net expenses                                                                          158,521
                                                                            ----------------------
Net investment income                                                                      65,921

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                          6,717
  Net unrealized depreciation during the period on investments                           (434,331)
                                                                            ----------------------
Net realized and unrealized loss on investments                                          (427,614)
                                                                            ----------------------

Net decrease in net assets resulting from operations                         $           (361,693)
                                                                            ======================

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - December

                     Statements of Changes in Net Assets

                                                                YEAR ENDED                 YEAR ENDED
                                                            DECEMBER 31, 2000           DECEMBER 31, 1999
                                                        -------------------------    ------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                  $                65,921      $               74,132
  Net realized gain (loss) on investments                                  6,717                    (161,661)
  Net unrealized appreciation (depreciation)
   during the period on investments                                     (434,331)                    744,431
                                                        -------------------------    ------------------------
    Net increase (decrease) in net assets
     resulting from operations                                          (361,693)                    656,902

Contract related transactions:
  Contributions from contract holders
   (5,703 and 218,388 units, respectively)                                60,163                   2,213,528
  Cost of units redeemed
   (712,272 and 405,290 units, respectively)                          (6,656,277)                 (4,278,145)
                                                        -------------------------    ------------------------
  Net decrease in net assets resulting
   from unit transactions                                             (6,596,114)                 (2,064,617)
                                                        -------------------------    ------------------------

TOTAL DECREASE IN NET ASSETS                                          (6,957,807)                 (1,407,715)

NET ASSETS
Beginning of period                                                   13,112,725                  14,520,440
                                                        -------------------------    ------------------------

End of period                                            $             6,154,918      $           13,112,725
                                                        =========================    ========================

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - December

                             Financial Highlights


                                                                                                                FOR THE ONE DAY
                                                                                                                 PERIOD ENDED
                                                                                                               DECEMBER 31, 1998
                                                              YEAR ENDED                 YEAR ENDED              (COMMENCEMENT
                                                         DECEMBER 31, 2000 (a)        DECEMBER 31, 1999          OF OPERATIONS)
                                                       -------------------------   -----------------------   ----------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                       $                 10.15     $                9.82     $              10.00
  Income (loss) from investment operations:
    Net investment income                                                  0.18                      0.05                    - *
    Net realized and unrealized gain
     (loss) on investments                                                 0.19                      0.28                    (0.18)
                                                       -------------------------   -----------------------   ----------------------
    Total from investment operations                                       0.37                      0.33                    (0.18)
                                                       -------------------------   -----------------------   ----------------------
Unit value, end of period                               $                 10.52     $               10.15     $               9.82
                                                       =========================   =======================   ======================

TOTAL RETURN                                                              3.62%                     3.38%                   (1.80%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $                 6,155     $              13,113     $             14,520
Ratio of net investment income (loss) to
 average net assets                                                       0.91%                     0.51%                   (2.12%)
Ratio of expenses to average net assets                                   2.20%                     2.12%                    2.12%
Ratio of net investment income (loss) to
 average net assets before voluntary expense
 reimbursement                                                            0.71%                     0.51%                   (2.12%)
Ratio of expenses to average net assets
 before voluntary expense reimbursement                                   2.40%                     2.12%                    2.12%
Portfolio turnover rate                                                      9%                       36%                       0%

*  Less than $0.01

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                     Select Ten Plus Division - December

                           Schedule of Investments

                              December 31, 2000

                                                                         NUMBER OF
                                                                           SHARES              VALUE
                                                                       --------------     ----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (19.7%)
  Du Pont (E.I.) de Nemours and Company                                       12,632       $      610,283
  International Paper Company                                                 14,674              598,883
                                                                                          ----------------
                                                                                                1,209,166
CAPITAL GOODS (20.1%)
  Caterpillar, Inc.                                                           13,080              618,848
  Minnesota Mining and Manufacturing Company                                   5,102              614,791
                                                                                          ----------------
                                                                                                1,233,639
COMMUNICATION SERVICES (10.2%)
  SBC Communications, Inc.                                                    13,208              630,682

CONSUMER CYCLICAL (20.2%)
  Eastman Kodak Company                                                       15,488              609,840
  General Motors Corporation                                                  12,350              629,100
                                                                                          ----------------
                                                                                                1,238,940
CONSUMER STAPLE (10.0%)
  Philip Morris Companies, Inc.                                               13,938              613,272

ENERGY (10.1%)
  Exxon Mobil Corporation                                                      7,168              623,168

FINANCIAL (9.7%)
  J.P. Morgan & Company, Inc.                                                  3,601              595,965
                                                                                          ----------------

TOTAL COMMON STOCKS (Cost $6,099,857)                                                           6,144,832
                                                                                          ----------------
TOTAL INVESTMENTS (100.0%)                                                                 $    6,144,832
                                                                                          ================

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2000 aggregated $676,672 and $6,954,476, respectively. At December 31, 2000, net unrealized appreciation for tax purposes aggregated $44,975 of which $765,191 related to appreciated investments and $720,216 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2000

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division - March, Select Ten Plus Division - June, Select Ten Plus Division - September, and Select Ten Plus Division - December (the "Division(s)"). Each Division is a non-diversified investment company that invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last day of the month for which the Division is named. For example, the Select Ten Plus Division - March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a sub-advisory agreement.

The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Integrity, Touchstone Advisors and Touchstone Securities. ARM Financial Group, Inc. ("ARM") was the parent of Integrity prior to March 3, 2000. In addition, prior to March 3, 2000, ARM Securities Corporation and Integrity Capital Advisors, Inc. were the principal underwriter and investment adviser to the Separate Account, respectively. (See Note 4.)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

            Separate Account Ten of Integrity Life Insurance Company

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.       EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

            Separate Account Ten of Integrity Life Insurance Company

3.       INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the divisions, Touchstone Advisors receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Touchstone Advisors, not the Separate Account, pays sub-advisory fees to National Asset based on the average daily net assets of the Divisions. Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of average daily net assets up to $100 million and 0.05% of average daily net assets in excess of $100 million.

Touchstone Advisors has agreed to reimburse each Division for operating expenses (excluding investment advisory and management fees and mortality and expense risk and administrative charges) above an annual rate of 0.35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of Touchstone Securities, Touchstone Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.

4.       EVENTS RELATING TO INTEGRITY

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. On December 17, 1999, ARM announced that it had signed a definitive agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity Life Insurance Company. The transaction closed on March 3, 2000. ARM Securities Corporation and Integrity Capital Advisors, Inc. ceased to be affiliated with Integrity subsequent to March 3, 2000 when the acquisition by W&S was complete. In conjunction with the acquisition, Touchstone Securities became the principal underwriter of variable annuities for Integrity and Touchstone Advisors became the investment adviser for the Separate Account.

W&S is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. W&S is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.